Shareholders' equity - Additional Information (Detail) € / shares in Units, € in Thousands		6 Months Ended
	Jan. 22, 2024 EUR (€)	Jun. 30, 2024 EUR (€) € / shares shares	Jan. 22, 2024 $ / shares shares	Dec. 31, 2023 shares
Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Number of shares | shares			18,313,750
Share issue related cost	€ 11,500
Issue of equity	185,000
Share Issued Price per Share | $ / shares			$ 11
Issued capital [Member] | Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Issue of equity	183
Share premium [Member] | Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Issue of equity	€ 173,300
Reorganization [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares		103,105,906		84,657,789
Par value per share | € / shares		€ 0.01
Ordinary Shares [Member] | Issued capital [Member]
Disclosure of classes of share capital [line items]
Issue of equity		€ 1
Ordinary Shares [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of equity		€ 1,000